PER SHARE AMOUNTS - Disclosure of Per Share Amounts (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic common shares outstanding (in shares)	80,909,225	49,378,026	49,317,165
Fully dilutive effect of:
Share options outstanding (in shares)	952,532	1,622,132	2,573,024
Shares issuable on conversion of Convertible Debentures (in shares)	6,172,840	6,172,840	6,172,840
Warrants outstanding (in shares)	3,088,205	0	0
Fully diluted common shares outstanding (in shares)	91,122,802	57,172,998	58,063,029
Weighted average shares outstanding (in shares)	59,734,872	49,351,848	42,821,013
Dilutive effect of share options (in shares)	0	0	0
Diluted weighted average shares outstanding (in shares)	59,734,872	49,351,848	42,821,013
Net (loss) profit per share - basic (in dollars per share)	$ (2.45)	$ (1.85)	$ (0.62)
Net (loss) profit per share - diluted (in dollars per share)	$ (2.45)	$ (1.85)	$ (0.62)